Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.	INTANGIBLE ASSETS, NET

The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Trademarks	68,380	(43,292)	25,088	3,856
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	1,917	(1,870)	47	7
Licensing agreements	2,492	(2,492)	—	—
Insurance brokerage license	28,133	(2,345)	25,788	3,964

	136,972	(86,049)	50,923	7,827

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Trademarks	68,380	(38,713)	29,667
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	1,870	(1,870)	—
Licensing agreements	2,667	(2,667)	—

	108,967	(79,300)	29,667

The Company obtained insurance brokerage license in 2017 through acquisition of Shanghai Tianhe Insurance Brokerage Co., Ltd., which was accounted for as asset acquisition. The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 1.75 to 15 years. Amortization expense was RMB5,247, RMB4,558 and RMB6,923 (US$1,064) for the years ended December 31, 2015, 2016 and 2017, respectively.

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2018	2019	2020	2021	2022
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	11,615	11,611	11,592	9,247	4,559